RESEARCH AND DEVELOPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Research and Development [Abstract]
Company-sponsored research and development costs	$ 311	$ 310